Inventories	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories
6.
INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Raw materials and packing materials	43,922	29,369
Products	759,832	498,832
Less: impairment allowance	(107,993)	(104,914)
Inventories	695,761	423,287